INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES
	September 30, 2025	December 31, 2024
Finished goods	$82,131	$157,734
Total Inventories	$82,131	$157,734

	December 31,
	2024	2023
Finished goods	$157,734	$431,483
Less:
Reserve for excess and obsolete inventory	—	—
Total Inventories	$157,734	$431,483